SCHEDULE OF INCOME (LOSS) PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Numerator Net loss	$ (56,695,823)	$ (20,267,365)	$ (21,036,690)
Weighted average number of common shares outstanding	60,246,653	40,099,752	36,739,857
Weighted average number of common shares outstanding - diluted	60,246,653	40,099,752	36,739,857
Basic, loss per share	$ (0.94)	$ (0.51)	$ (0.57)
Diluted, loss per share	$ (0.94)	$ (0.51)	$ (0.57)